Summary of Changes in Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Deferred revenue, beginning of period	$ 4,052,270	$ 1,214,096	$ 930,436
Billings	4,628,355	4,362,730	4,781,924
Revenue recognized (prior year deferred revenue)	(2,867,837)	(1,214,096)	(930,436)
Revenue recognized (current year deferred revenue)	(1,923,747)	(3,091,333)	(3,567,828)
OpenReel deferred revenue - short-term		2,663,230
Deferred revenue - short-term, end of period	$ 4,095,847	3,934,627	1,214,096
OpenReel deferred revenue - long-term		117,643
Deferred revenue - short-term and long-term, end of period		$ 4,052,270	$ 1,214,096